Accounts Payable Related to Concessions (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable Related To Concessions
Schedule of accounts payable related to concessions

	Company	Grant	Signature	Closing	Discount rate	Annual Adjustment	12.31.2024	12.31.2023
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	06.2049	5.65% a.a.	IPCA	23,733	23,005
HPP Colider (a)	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% a.a.	IPCA	—	31,493
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% a.a.	IPCA	9,686	9,337
HPP Guaricana (a)	Copel GeT	03.03.2020	03.03.2020	03.2025	7.74% a.a.	IPCA	—	1,325
HPP Fundão and HPP Santa Clara	Elejor	10.23.2001	10.25.2001	05.2037	11.00% a.a.	IGPM	861,982	828,695
HPP Salto Caxias	Copel GeT	11.19.2024	11.19.2024	10.2030	8.23% a.a.	IPCA	69,404	—
HPP Segredo	Copel GeT	11.19.2024	11.19.2024	10.2030	8.23% a.a.	IPCA	69,341	—
HPP Foz do Areia	FDA	11.19.2024	11.19.2024	10.2030	8.23% a.a.	IPCA	71,198	—
							1,105,344	893,855
						Current	113,092	101,976
						Noncurrent	992,252	791,879
(a) Reclassification to Liabilities classified as held for sale (Note 37).
Discount rate applied to calculate present value: Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.
Payment to the federal government: Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.

Schedule of changes in accounts payable related to concessions

Balance as of January 1, 2023	937,542
Additions	894
Adjust to present value	(44,021)
Monetary variations	115,176
Payments	(115,736)
Balance as of December 31, 2023	893,855
Additions (Note 16.2)	205,201
Adjustment to present value	54,474
Monetary variations	94,984
Payments	(110,385)
Reclassification (a)	(32,785)
Balance as of December 31, 2024	1,105,344
(a) Reclassification to Liabilities classified as held for sale (Note 37).

Schedule of nominal value and present value of accounts payable related to concession

	Nominal value	Present value
2025	124,150	113,392
2026	169,574	132,042
2027	169,574	125,761
2028	169,574	120,686
After 2028	1,456,781	613,463
	2,089,653	1,105,344